American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Corporate Bond ETF (KORP)
May 28, 2021

American Century Diversified Corporate Bond ETF - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 96.9%
Aerospace and Defense — 2.3%
Boeing Co. (The), 2.20%, 2/4/26	464,000	466,061
Boeing Co. (The), 3.625%, 2/1/31	612,000	649,511
L3Harris Technologies, Inc., 2.90%, 12/15/29	726,000	758,586
Teledyne Technologies, Inc., 0.95%, 4/1/24	763,000	764,129
Teledyne Technologies, Inc., 2.25%, 4/1/28	758,000	769,345
		3,407,632
Airlines — 1.5%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	396,000	417,297
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	959,000	1,035,948
United Airlines Pass Through Trust, 4.875%, 7/15/27	562,890	600,267
United Airlines, Inc., 4.625%, 4/15/29(1)	251,000	259,634
		2,313,146
Automobiles — 2.9%
Daimler Finance North America LLC, 0.75%, 3/1/24(1)	1,150,000	1,152,991
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	630,000	645,785
Ford Motor Credit Co. LLC, 2.90%, 2/16/28	260,000	253,690
General Motors Financial Co., Inc., 2.90%, 2/26/25	1,140,000	1,206,644
General Motors Financial Co., Inc., 2.70%, 8/20/27	596,000	619,751
Toyota Motor Credit Corp., MTN, 1.90%, 4/6/28	440,000	446,423
		4,325,284
Banks — 16.0%
Banco Santander SA, 2.96%, 3/25/31	1,000,000	1,019,559
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	2,208,000	2,225,038
Bank of America Corp., MTN, VRN, 2.88%, 10/22/30	890,000	926,246
Bank of America Corp., VRN, 0.98%, 4/22/25	900,000	905,718
Bank of America Corp., VRN, 3.42%, 12/20/28	420,000	459,169
Barclays plc, 5.20%, 5/12/26	900,000	1,030,977
BNP Paribas SA, 4.375%, 9/28/25(1)	645,000	718,935
BPCE SA, 4.50%, 3/15/25(1)	400,000	443,745
Citigroup, Inc., VRN, 0.98%, 5/1/25	415,000	417,683
Citigroup, Inc., VRN, 3.52%, 10/27/28	1,645,000	1,809,094
Cooperatieve Rabobank UA, VRN, 1.11%, 2/24/27(1)	1,075,000	1,063,806
HSBC Holdings plc, VRN, 0.98%, 5/24/25	176,000	176,819
HSBC Holdings plc, VRN, 1.59%, 5/24/27	575,000	577,562
HSBC Holdings plc, VRN, 2.80%, 5/24/32	200,000	202,116
Huntington Bancshares, Inc., 4.35%, 2/4/23	959,000	1,017,234
Intesa Sanpaolo SpA, 5.71%, 1/15/26(1)	760,000	860,481
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	140,000	141,129
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	1,666,000	1,709,542
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29(2)	750,000	751,818
JPMorgan Chase & Co., VRN, 2.74%, 10/15/30	984,000	1,019,705
National Australia Bank Ltd., 2.99%, 5/21/31(1)	580,000	583,352
PNC Bank N.A., 4.05%, 7/26/28	630,000	720,525
Societe Generale SA, VRN, 1.49%, 12/14/26(1)	885,000	880,655
SVB Financial Group, 2.10%, 5/15/28	361,000	363,093
Truist Bank, VRN, 2.64%, 9/17/29	895,000	941,603
UniCredit SpA, 3.75%, 4/12/22(1)	780,000	800,857
UniCredit SpA, 4.625%, 4/12/27(1)	565,000	639,176

Wells Fargo & Co., MTN, VRN, 0.81%, 5/19/25	391,000	392,142
Wells Fargo & Co., VRN, 2.19%, 4/30/26	1,451,000	1,513,572
		24,311,351
Beverages — 0.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 3.65%, 2/1/26	864,000	957,620
Biotechnology — 0.6%
AbbVie, Inc., 2.95%, 11/21/26	854,000	917,111
Building Products — 0.6%
Lennox International, Inc., 1.70%, 8/1/27	938,000	941,778
Capital Markets — 6.3%
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	414,000	421,653
Blackstone Secured Lending Fund, 2.75%, 9/16/26(1)	501,000	506,659
FS KKR Capital Corp., 3.40%, 1/15/26	734,000	758,399
Goldman Sachs Group, Inc. (The), VRN, 0.67%, 3/8/24	424,000	425,290
Goldman Sachs Group, Inc. (The), VRN, 1.43%, 3/9/27	1,875,000	1,877,692
Goldman Sachs Group, Inc. (The), VRN, 3.69%, 6/5/28	100,000	110,654
Golub Capital BDC, Inc., 2.50%, 8/24/26	778,000	780,412
Morgan Stanley, VRN, 2.19%, 4/28/26	781,000	817,127
Morgan Stanley, VRN, 1.59%, 5/4/27	1,971,000	1,989,977
Owl Rock Capital Corp., 3.40%, 7/15/26	35,000	36,606
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	307,000	336,464
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)	701,000	739,497
Prospect Capital Corp., 3.71%, 1/22/26	773,000	787,532
		9,587,962
Chemicals — 1.4%
Huntsman International LLC, 4.50%, 5/1/29	290,000	327,767
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(1)	367,000	365,177
LYB International Finance III LLC, 1.25%, 10/1/25	1,422,000	1,427,816
		2,120,760
Commercial Services and Supplies — 0.5%
Sodexo, Inc., 1.63%, 4/16/26(1)	750,000	754,373
Communications Equipment — 0.1%
Motorola Solutions, Inc., 2.75%, 5/24/31	200,000	199,762
Construction and Engineering — 0.7%
Quanta Services, Inc., 2.90%, 10/1/30	962,000	991,681
Consumer Finance — 4.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.45%, 4/3/26	800,000	878,779
Avolon Holdings Funding Ltd., 2.125%, 2/21/26(1)	793,000	784,328
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)	993,000	1,068,851
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	510,000	514,231
Capital One Financial Corp., 3.75%, 7/28/26	550,000	609,448
Navient Corp., MTN, 6.125%, 3/25/24	777,000	833,810
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)	55,000	60,481
Synchrony Financial, 4.25%, 8/15/24	1,787,000	1,959,542
		6,709,470
Containers and Packaging — 1.9%
Amcor Flexibles North America, Inc., 2.69%, 5/25/31	580,000	582,541
Berry Global, Inc., 0.95%, 2/15/24(1)	518,000	520,872
Berry Global, Inc., 1.57%, 1/15/26(1)	784,000	785,106
WRKCo, Inc., 3.00%, 9/15/24	967,000	1,031,651
		2,920,170
Diversified Financial Services — 1.0%
GE Capital Funding LLC, 4.40%, 5/15/30	1,250,000	1,438,195
Diversified Telecommunication Services — 2.1%
AT&T, Inc., 1.70%, 3/25/26	880,000	888,026

AT&T, Inc., 4.35%, 3/1/29	525,000	600,888
Telefonica Emisiones SA, 4.10%, 3/8/27	625,000	705,043
Verizon Communications, Inc., 2.10%, 3/22/28	366,000	371,075
Verizon Communications, Inc., 4.40%, 11/1/34	527,000	616,418
		3,181,450
Electric Utilities — 2.0%
Duke Energy Carolinas LLC, 2.55%, 4/15/31	244,000	250,806
Emera US Finance LP, 0.83%, 6/15/24(1)(2)	1,000,000	1,001,688
NextEra Energy Capital Holdings, Inc., 0.65%, 3/1/23	1,050,000	1,056,479
NRG Energy, Inc., 2.00%, 12/2/25(1)	778,000	792,376
		3,101,349
Electronic Equipment, Instruments and Components — 0.1%
Vontier Corp., 1.80%, 4/1/26(1)	220,000	219,978
Entertainment — 0.6%
Netflix, Inc., 3.625%, 6/15/25(1)	330,000	354,262
Netflix, Inc., 4.875%, 4/15/28	443,000	510,181
		864,443
Equity Real Estate Investment Trusts (REITs) — 8.7%
Agree LP, 2.00%, 6/15/28	403,000	399,348
Brixmor Operating Partnership LP, 4.125%, 5/15/29	589,000	652,285
Crown Castle International Corp., 3.80%, 2/15/28	888,000	979,824
EPR Properties, 4.95%, 4/15/28	607,000	636,418
Equinix, Inc., 5.375%, 5/15/27	808,000	866,592
Extra Space Storage LP, 2.55%, 6/1/31	535,000	533,846
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	640,000	731,565
Host Hotels & Resorts LP, 4.00%, 6/15/25	862,000	932,772
Hudson Pacific Properties LP, 3.25%, 1/15/30	487,000	505,727
Kilroy Realty LP, 2.50%, 11/15/32	770,000	741,543
Lexington Realty Trust, 2.70%, 9/15/30	724,000	723,955
National Health Investors, Inc., 3.00%, 2/1/31	1,005,000	957,157
Office Properties Income Trust, 2.65%, 6/15/26	880,000	886,001
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	1,319,000	1,333,766
Retail Properties of America, Inc., 4.00%, 3/15/25	226,000	241,436
Spirit Realty LP, 3.20%, 1/15/27	129,000	137,279
Spirit Realty LP, 4.00%, 7/15/29	382,000	418,826
Spirit Realty LP, 3.20%, 2/15/31	93,000	94,887
STORE Capital Corp., 4.50%, 3/15/28	855,000	956,375
Vornado Realty LP, 3.40%, 6/1/31	376,000	379,323
		13,108,925
Food and Staples Retailing — 1.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	505,000	518,246
Sysco Corp., 3.30%, 7/15/26	1,573,000	1,718,845
		2,237,091
Health Care Equipment and Supplies — 1.3%
Becton Dickinson and Co., 3.70%, 6/6/27	561,000	625,642
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	647,000	684,231
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	592,000	642,394
		1,952,267
Health Care Providers and Services — 3.7%
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	442,000	462,140
Centene Corp., 4.25%, 12/15/27	710,000	746,434
Cigna Corp., 1.25%, 3/15/26	916,000	918,600
CVS Health Corp., 1.30%, 8/21/27	916,000	895,416
Fresenius Medical Care US Finance III, Inc., 1.875%, 12/1/26(1)	340,000	341,949

Tenet Healthcare Corp., 5.125%, 5/1/25	684,000	694,270
Universal Health Services, Inc., 5.00%, 6/1/26(1)	1,488,000	1,531,003
		5,589,812
Hotels, Restaurants and Leisure — 0.9%
International Game Technology plc, 4.125%, 4/15/26(1)	200,000	206,763
Las Vegas Sands Corp., 3.90%, 8/8/29	17,000	17,827
Marriott International, Inc., 5.75%, 5/1/25	350,000	406,243
Marriott International, Inc., 4.625%, 6/15/30	678,000	765,543
		1,396,376
Household Durables — 0.7%
Meritage Homes Corp., 3.875%, 4/15/29(1)	252,000	262,731
PulteGroup, Inc., 5.00%, 1/15/27	726,000	848,531
		1,111,262
Insurance — 5.2%
Athene Global Funding, 1.45%, 1/8/26(1)	1,363,000	1,362,500
Athene Holding Ltd., 3.50%, 1/15/31	416,000	438,704
Brighthouse Financial Global Funding, 1.55%, 5/24/26(1)	915,000	919,710
Equitable Financial Life Global Funding, 1.80%, 3/8/28(1)	347,000	343,137
GA Global Funding Trust, 1.625%, 1/15/26(1)	1,200,000	1,215,849
Protective Life Global Funding, 1.62%, 4/15/26(1)	715,000	724,213
Sammons Financial Group, Inc., 3.35%, 4/16/31(1)	416,000	421,806
SBL Holdings, Inc., 5.125%, 11/13/26(1)(3)	811,000	907,172
SBL Holdings, Inc., 5.00%, 2/18/31(1)	783,000	845,421
Security Benefit Global Funding, 1.25%, 5/17/24(1)	650,000	652,404
		7,830,916
Internet and Direct Marketing Retail — 0.7%
Amazon.com, Inc., 2.10%, 5/12/31	403,000	404,455
QVC, Inc., 4.375%, 9/1/28	570,000	585,418
		989,873
IT Services — 0.6%
Fidelity National Information Services, Inc., 1.15%, 3/1/26	414,000	411,085
International Business Machines Corp., 3.50%, 5/15/29	414,000	457,013
		868,098
Machinery — 0.6%
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	226,000	241,429
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28	625,000	721,012
		962,441
Media — 3.8%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	645,000	733,884
Comcast Corp., 3.40%, 4/1/30	1,450,000	1,581,554
Cox Communications, Inc., 2.60%, 6/15/31(1)(2)	300,000	299,178
CSC Holdings LLC, 5.875%, 9/15/22	709,000	744,145
DISH DBS Corp., 5.875%, 11/15/24	663,000	706,553
Omnicom Group, Inc., 2.60%, 8/1/31	210,000	209,499
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	1,002,000	1,048,343
WPP Finance 2010, 3.75%, 9/19/24	452,000	494,401
		5,817,557
Metals and Mining — 1.9%
Freeport-McMoRan, Inc., 4.625%, 8/1/30	559,000	614,475
Steel Dynamics, Inc., 1.65%, 10/15/27	892,000	883,840
Teck Resources Ltd., 3.90%, 7/15/30(3)	1,244,000	1,330,955
		2,829,270
Multi-Utilities — 2.7%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)(3)	400,000	402,836

Ameren Corp., 3.50%, 1/15/31	877,000	952,516
CenterPoint Energy, Inc., 4.25%, 11/1/28	550,000	623,656
CenterPoint Energy, Inc., 2.65%, 6/1/31	125,000	125,664
NiSource, Inc., 3.49%, 5/15/27	1,144,000	1,262,156
WEC Energy Group, Inc., 1.375%, 10/15/27	686,000	670,962
		4,037,790
Multiline Retail — 0.5%
Kohl's Corp., 3.375%, 5/1/31	482,000	495,666
Nordstrom, Inc., 4.25%, 8/1/31(1)	178,000	180,793
		676,459
Oil, Gas and Consumable Fuels — 7.3%
Aker BP ASA, 3.00%, 1/15/25(1)	650,000	679,628
BP Capital Markets America, Inc., 3.94%, 9/21/28	776,000	881,223
Diamondback Energy, Inc., 0.90%, 3/24/23	785,000	785,473
Diamondback Energy, Inc., 3.50%, 12/1/29	704,000	746,788
Energy Transfer LP, 3.60%, 2/1/23	698,000	726,190
Energy Transfer LP, 5.25%, 4/15/29	1,120,000	1,305,746
Flex Intermediate Holdco LLC, 3.36%, 6/30/31(1)	600,000	601,712
Hess Corp., 3.50%, 7/15/24(3)	346,000	368,557
HollyFrontier Corp., 2.625%, 10/1/23	693,000	716,832
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/29	728,000	756,300
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	696,000	733,269
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	808,000	959,112
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	830,000	882,796
Williams Cos., Inc. (The), 4.55%, 6/24/24	860,000	951,936
		11,095,562
Pharmaceuticals — 2.5%
Astrazeneca Finance LLC, 1.20%, 5/28/26	1,000,000	1,002,261
Royalty Pharma plc, 1.20%, 9/2/25(1)	1,469,000	1,458,291
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	687,000	760,716
Viatris, Inc., 1.65%, 6/22/25(1)	600,000	609,778
		3,831,046
Real Estate Management and Development — 0.5%
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	741,000	771,937
Road and Rail — 1.3%
DAE Funding LLC, 2.625%, 3/20/25(1)	527,000	533,799
DAE Funding LLC, 3.375%, 3/20/28(1)	295,000	297,109
Norfolk Southern Corp., 2.30%, 5/15/31	200,000	200,235
Triton Container International Ltd., 1.15%, 6/7/24(1)(2)	750,000	750,524
Union Pacific Corp., 2.375%, 5/20/31	193,000	193,877
		1,975,544
Semiconductors and Semiconductor Equipment — 2.5%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	573,000	629,846
Microchip Technology, Inc., 0.97%, 2/15/24(1)	720,000	721,647
Microchip Technology, Inc., 4.25%, 9/1/25(1)	565,000	593,637
Micron Technology, Inc., 4.64%, 2/6/24	1,223,000	1,347,574
Skyworks Solutions, Inc., 1.80%, 6/1/26	440,000	443,463
		3,736,167
Specialty Retail — 0.3%
Lowe's Cos., Inc., 2.625%, 4/1/31	460,000	468,043
Technology Hardware, Storage and Peripherals — 2.3%
Dell International LLC / EMC Corp., 4.90%, 10/1/26(1)	822,000	944,360
EMC Corp., 3.375%, 6/1/23	727,000	750,704
Seagate HDD Cayman, 4.75%, 6/1/23	655,000	702,504

Seagate HDD Cayman, 4.875%, 3/1/24	672,000	726,600
Western Digital Corp., 4.75%, 2/15/26	387,000	430,930
		3,555,098
Trading Companies and Distributors — 1.1%
Air Lease Corp., 1.875%, 8/15/26	740,000	738,147
Aircastle Ltd., 5.25%, 8/11/25(1)	840,000	936,345
		1,674,492
Wireless Telecommunication Services — 0.7%
T-Mobile USA, Inc., 4.75%, 2/1/28	972,000	1,040,147
TOTAL CORPORATE BONDS (Cost $145,930,622)		146,819,688
U.S. TREASURY SECURITIES — 1.1%
U.S. Treasury Notes, 0.125%, 10/31/22 (Cost $1,762,188)	1,762,000	1,762,723
TEMPORARY CASH INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,958,851)	2,958,851	2,958,851
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(4) — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,406,898)	1,406,898	1,406,898
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $152,058,559)		152,948,160
OTHER ASSETS AND LIABILITIES — (0.9)%		(1,379,002)
TOTAL NET ASSETS — 100.0%		$151,569,158

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	65	September 2021	$14,347,735	$319
U.S. Treasury 10-Year Notes	8	September 2021	1,055,500	(765)
			$15,403,235	$(446)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	104	September 2021	$12,880,563	$4,285
U.S. Treasury 10-Year Ultra Notes	27	September 2021	3,913,734	5,221
			$16,794,297	$9,506
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $39,206,181, which represented 25.9% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,362,913. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,406,898.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	146,819,688	—
U.S. Treasury Securities	—	1,762,723	—
Temporary Cash Investments	2,958,851	—	—
Temporary Cash Investments - Securities Lending Collateral	1,406,898	—	—
	4,365,749	148,582,411	—
Other Financial Instruments
Futures Contracts	9,825	—	—

Liabilities
Other Financial Instruments
Futures Contracts	765	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.